Registration No. 2-79722
                                                   File No. 811-3578

             SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON, D.C. 20549

                          FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933[ X ]

               Pre-Effective Amendment No.   __        [   ]

               Post-Effective Amendment No.  17        [ X ]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
                           OF 1940                     [   ]

               Amendment No.  __                       [   ]

                        PRIME CASH FUND
      (Exact Name of Registrant as Specified in Charter)

                 380 Madison Avenue, Suite 2300
                   New York, New York 10017
           (Address of Principal Executive Offices)

                        (212) 697-6666
                (Registrant's Telephone Number)

                       EDWARD M.W. HINES
                 551 Fifth Avenue, 27th Floor
                   New York, New York 10176
            (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):
 ___
[_X_]     immediately upon filing pursuant to paragraph (b)
 ___
[___]     on (date) pursuant to paragraph (b)
 ___
[___]     60 days after filing pursuant to paragraph (a)
 ___
[___]     on (date) pursuant to paragraph (a) of Rule 485.

                       PRIME CASH FUND
                 INCORPORATION BY REFERENCE

All information contained in Registrant's Registration
Statement on Form N-1A, as previously amended through Post-
Effective Amendment No. 16 under the Securities Act of 1933 and Post-Effective Amendment No. 15 under the Investment
Company Act of 1940 dated April 30, 1995, is incorporated by reference without change.

                             Prime Cash Fund
                     Calculation of Registration Fee


                            Proposed      Proposed    Amount
Title of                    Maximum       Maximum     of
Securities   Amount         Offering      Aggregate   Registration
Being        Being          Price         Offering    Fee
Registered   Registered     Per Share*    Price **

Capital      Indefinite ***  N/A           N/A         N/A
Stock
par value
$.01

Capital      29,054,822      $1.00        $29,054,822  $100
Stock
par value
$.01


* Computed under Rule 457(d) on the basis of the offering price per share at the close of business on December 1, 1995.

** Registrant elects to calculate the maximum aggregate offering price pursuant to Rule 24e-2. $303,603,492 of shares was redeemed during the fiscal year ended December 31, 1994, of which $274,838,670 of shares was used for reduction pursuant to paragraph (c) of Rule 24f-2 during the current year and $28,764,822 of shares are being utilized for purpose of reduction pursuant to paragraph (a). No adjustment to this net redemption amount is necessary in as much as the Fund did not issue any shares in connection with dividend reinvestment plans. An additional $290,000 of shares are being registered for $100.

*** Registrant has registered an indefinite number or amount of securities under the 1933 Act pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Rule 24f-2 Notice for Registrant's most recent fiscal year ended December 31, 1994 was filed on February 14, 1995.

                           SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 6th day of December, 1995.

                                  PRIME CASH FUND
                                  (Registrant)

                                     /s/Lacy B. Herrmann
                                  By_________________________
                                  Lacy B. Herrmann, President
                                  and Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement or Amendment has been signed below by the following persons in the capacities and on the date indicated.

  SIGNATURE                       TITLE                  DATE

/s/Lacy B. Herrmann                                     12/6/95
____________________    President, Chairman of         __________
Lacy B. Herrmann        the Board and Trustee
                        (Principal Executive
                         Officer)
/s/Theodore T. Mason                                    12/6/95
____________________       Trustee                     __________
Theodore T. Mason

/s/Herbert S. Beggs                                     12/6/95
____________________       Trustee                     __________
Herbert S. Beggs

/s/Paul Y. Clinton                                      12/6/95
____________________      Trustee                      __________
Paul Y. Clinton

/s/Walter M. Keenan                                     12/6/95
____________________       Trustee                     __________
Walter M. Keenan

/s/Cornelius T. Ryan                                    12/6/95
____________________       Trustee                     __________
Cornelius T. Ryan

/s/Rose F. Marotta                                      12/6/95
____________________     Chief Financial Officer       __________
Rose F. Marotta          (Principal Financial and
                         Accounting Officer)

                       PRIME CASH FUND
                        EXHIBIT INDEX

Exhibit      Exhibit
Number       Name

 23          Opinion and consent of counsel to the
             Fund regarding Rule 24e-2 matters

 27          Financial Data Schedule